Equity reserves and long-term incentive plan awards (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
		Weighted average
		exercise price
	Number of Options	C$
Balance, January 1, 2022	11,680,170	1.61
Granted	4,790,000	0.66
Cancelled/expired/forfeited	(7,973,000)	1.65
Balance, December 31, 2022	8,497,170	1.04
Granted	4,574,000	0.85
Exercised	(29,333)	0.84
Cancelled/expired/forfeited	(466,502)	1.13
Balance, December 31, 2023	12,575,335	0.97

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
		Weighted	Weighted		Weighted
	Number of	average	average risk‐	Weighted	average Black‐
	options	exercise price	free interest	average	Scholes value
	granted	C$	rate	volatility	$
Year ended December 31, 2022	4,790,000	0.66	2.71%	57.94%	0.24
Year ended December 31, 2023	4,574,000	0.85	3.49%	58.00%	0.32

Disclosure of range of exercise prices of outstanding share options [Table Text Block]

	Total options outstanding			Total options exercisable
		Weighted	Weighted		Weighted	Weighted
		average	average		average	average
Range of	Number of	contractual life	exercise price	Number of	contractual life	exercise price
exercise price	options	(years)	C$	options	(years)	C$
C$0.00‐C$1.00	9,047,335	3.71	0.76	1,735,998	2.95	0.69
C$1.01‐C$2.00	3,285,000	1.93	1.44	2,594,662	1.84	1.43
C$2.01‐C$3.00	243,000	1.63	2.20	243,000	1.63	2.20
	12,575,335	3.21	0.97	4,573,660	2.25	1.19

Disclosure of amount and movement in restricted share units [Table Text Block]
	Number of RSUs
	December 31, 2023	December 31, 2022
Balance, beginning of year	534,508	1,184,594
Granted	366,200	299,900
Settled in cash	(279,069)	(599,107)
Cancelled/forfeited	(57,402)	(350,879)
Balance, end of year	564,237	534,508

Disclosure of RSU liability [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	169	575
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	265	(95)
Settled in cash during the year	(169)	(311)
Total RSU liability, end of year	265	169

Less: current portion of RSU liability	(195)	(143)
Total non-current RSU liability, end of year	70	26

Disclosure of amount and movement in performance share units [Table Text Block]
	Number of PSUs
	December 31, 2023	December 31, 2022
Balance, beginning of year	1,739,401	571,000
Granted	1,287,200	1,588,900
Settled in cash	(908,429)	(88,167)
Added due to performance condition	563,857	-
Cancelled/forfeited	(180,547)	(332,332)
Balance, end of year	2,501,482	1,739,401

Disclosure of Performance share units liability [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	503	87
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	1,577	462
Settled in cash during the year	(583)	(46)
Total PSU liability, end of year	1,497	503

Less: current portion of PSU liability	(1,249)	(334)
Total non-current PSU liability, end of year	248	169

Disclosure of amount and movement in deferred share units [Table Text Block]
	Number of DSUs
	December 31, 2023	December 31, 2022
Balance, beginning of year	3,132,000	844,200
Granted	1,942,400	2,287,800
Settled in cash during the year	(860,875)	-
Cancelled/forfeited	(145,250)	-
Balance, end of year	4,068,275	3,132,000

Disclosure of Deferred share units liability [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	1,664	608
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	2,663	1,056
Settled in cash during the year	(549)	-
Total DSU liability, end of year	3,778	1,664

Disclosure of Phantom share units liability [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	381	277
Awards vested and change in fair value during the year	536	104
Total phantom share unit liability, end of year	917	381